Income Taxes - Discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Original tax expense
Original tax expense	$ 15,100
Income tax expense - continuing operations	14,658	$ (14,357)	$ 46,626
Income tax expense - discontinued operations	$ 400